DIAMOND HILL FUNDS

Diamond Hill Small-Mid Cap Fund
Diamond Hill Mid Cap Fund
Diamond Hill Research Opportunities Fund

Supplement dated April 6, 2020
to the Statement of Additional Information
dated February 28, 2020, as amended

Effective April 6, 2020, Jeannette Hubbard is no longer an Assistant Portfolio Manager of the Diamond Hill Small-Mid Cap Fund and the Diamond Hill Mid Cap Fund. In addition, Ms. Hubbard is no longer a Portfolio Manager of the Diamond Hill Research Opportunities Fund.

Accordingly, on pages 54, 55, 56, and 58, all references to Ms. Hubbard are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE